Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Refundable deposits	75,092	89,958
Prepayment	43,278	37,981
VAT recoverable	13,311	29,555
Other current assets	36,436	21,893
Total	168,117	179,387